INVESTMENTS	12 Months Ended
Dec. 31, 2016
INVESTMENTS
INVESTMENTS

8.  INVESTMENTS

The Company’s long-term investments are consisted of the follows:

	2015	2016
	RMB	RMB

Held to maturity investment
Long-term time deposit	1,020,425,292	1,059,812,729

Available-for-sale investments-measured at fair value
China Eastern Airlines	—	3,293,478,259
Tujia	2,876,749,196	3,081,585,780
Hanting	1,116,231,309	1,984,037,413
eLong	—	1,877,945,423
LY.com	1,745,309,616	1,523,436,120
MakeMyTrip	—	1,519,309,068
eHi	793,869,127	612,309,518
Tuniu	430,659,093	252,746,139
Easy Go	527,301,676	228,317,887
Others	316,742,816	94,311,000

Equity method investments
BTG	—	2,498,763,234
eLong	2,632,145,397	235,138,072
Homeinns	961,773,378	—
Investment funds	261,520,937	616,160,937
Others	199,527,495	764,137,539

Others-cost method investments	988,268,166	891,333,247

Total net book value	13,870,523,498	20,532,822,365

Held to maturity investment

In September 2015, the Company placed a three-year time deposit of RMB 1 billion to a domestic bank with fixed interest rate of 3.90% per annum.

Available-for-sale investments

China Eastern Airlines Limited (“China Eastern Airlines”)

In April 2016, the Company purchased 466 million ordinary share of China Eastern Airlines with the total consideration of RMB 3 billion which represented around 3% equity interest of China Eastern Airlines. China Eastern Airlines is listed on the New York, Hong Kong and Shanghai stock exchange. The shares of China Eastern Airlines that the Company purchased are traded at Shanghai Stock Exchange. The Company does not have the ability to exercise significant influence over China Eastern Airlines.  The investment in China Eastern Airlines is therefore classified as available-for-sale investment. As of December 31, 2016, the closing price of China Eastern Airlines A shares was RMB 7.07 per share. The Company re-measured the investment at a fair value of RMB 3.3 billion with RMB 293 million unrealized gain recorded in other comprehensive income.

Tujia

Tujia used to be a consolidated subsidiary of the Company. In July 2015, after a private placement of Tujia, the equity interest of the Company in Tujia was diluted to 45% and the Company was no longer entitled to appoint the majority of the board of directors of Tujia. As a result, the Company lost the control in Tujia and the financial position and results of operations of Tujia were therefore deconsolidated. A gain of RMB 2.3 billion (approximately US$ 350 million) was recognized in the Other income/ (expense) (Note 2) in connection with the deconsolidation of Tujia when the investment in Tujia was re-measured at its fair value of RMB 2.8 billion which was determined by management with the assistance of an independent appraisal using Level 3 inputs. As of December 31, 2016, the Company held 101,498,094 convertible and redeemable preferred shares of Tujia. The convertible and redeemable preferred shares that the Company subscribed from Tujia are not in substance common stocks and are classified as available-for-sale investment.

Hanting

As a result of a series of investments on Hanting in 2010, the Company holds 22,049,446 shares of Hanting, representing approximately 9% of Hanting’s total outstanding shares with the aggregated investment cost of US$67.5 million (approximately RMB0.5 billion). The Company does not have the ability to exercise significant influence and the investment in Hanting is classified as available-for-sale investment. As of December 31 2016, the closing price of Hanting was US$51.84 per ADS. The Company re-measured the investment in Hanting at a fair value of RMB2.0 billion (approximately US$286 million), with RMB1.5 billion unrealized gain recorded in other comprehensive income.

LY.com

In April, 2014, the Company purchased a minority stake of LY.com with a cash consideration of approximately RMB1.4 billion. According to the purchase agreement and shareholders arrangement, the investment on LY.com is considered not in substance common stock and is classified as available-for-sale investments. As of December 31 2016, the Company re-measured the investment in LY.com at a fair value of RMB1.5 billion (approximately US$219 million), with RMB0.1 billion unrealized gain recorded in other comprehensive income.

MakeMyTrip

In January, 2016, the Company made an investment of US$180 million (approximately RMB1.2 billion) in MakeMyTrip Limited (“MakeMyTrip”), an Indian online travel company to purchase its newly issued convertible bonds. In October 2016, the Company converted the convertible bonds into 9,857,028 ordinary shares of MakeMyTrip which represented approximately 10% equity interest in MakeMyTrip and appointed 1 out of 10 board seats of MakeMyTrip. The Company does not have the ability to exercise significant influence and the investment in MakeMyTrip is therefore classified as available-for-sale investment. As of December 31 2016, the closing price of MakeMyTrip was US$22.2 per share, the Company remeasured the investment in MakeMyTrip at a fair value of RMB1.5 billion (approximately US$219 million), with RMB0.3 billion unrealized gain recorded in other comprehensive income.

eHi

As a result of a series of investments on eHi since 2013, the Company has held an aggregate equity interest of approximately 14% of eHi’s total outstanding share and 19.6% of eHi’s voting power as of December 31, 2016 with the aggregated investment cost of US$107 million (approximately RMB0.7 billion). The Company does not have the ability to exercise significant influence and the investment in eHi is classified as available-for-sale investment. As of December 31, 2016, the closing price of eHi was US$9.06 per ADS. The Company remeasured the investment in eHi at a fair value of RMB612 million (approximately US$88 million), with RMB0.1 billion unrealized loss recorded in other comprehensive income.

Tuniu

The Company held an aggregate equity interest of approximately 4% of Tuniu as of December 31, 2016 with the aggregated investment cost of US$ 50 million (approximately RMB0.3 billion). The Company does not have the ability to exercise significant influence and the investment in Tuniu is classified as available-for-sale investment. As of December 31 2016, the closing price of Tuniu was US$8.75 per ADS. The Company remeasured the investment in Tuniu at a fair value of RMB253 million (approximately US$36 million), with RMB94 million unrealized loss recorded in other comprehensive income.

Easy Go

In December 2013 and August 2014, the Company subscribed Easy Go’s Series B and Series C convertible preferred shares with a total consideration of US$53 million (approximately RMB 324 million). The convertible preferred shares that the Company subscribed from Easy Go are not in substance common stocks and are classified as available-for-sale investment.

In February 2016, the Company consummated a transaction to sell approximately 6 million Easy Go’s convertible and redeemable preferred shares to a third party institution for a total consideration of US$49 million (approximately RMB317 million) which resulted in a gain of US$23 million (approximately RMB135 million) recycled from the other comprehensive income and reported in “Other income/ (expense)” (Note 2). As of December 31, 2016, the Company remeasured the investment in Easy Go at a fair value of RMB228 million (approximately US$33 million), with RMB 44 million unrealized gain recorded in other comprehensive income.

Other-than-temporary impairment

The Company monitors its investments for other-than-temporary impairment by considering factors including, but not limited to, current economic and market conditions, the operating performance of the investees including current earnings trends and other company-specific information. In 2014 and 2016, the Company recorded the other than temporary investment impairment of RMB33 million and RMB48 million in “Other income/ (expense)”, respectively, for other an available-for-sale investment (RMB 33 million in 2014 and RMB 36 million in 2016) and cost method investments (RMB 12 million in 2016) based on the difference of its fair value and cost. There was no other-than-temporary impairment charge incurred in 2015.

Equity method investments

Homeinns Hotel Group (“Homeinns”) and BTG Hotels (Group) Co., Ltd., (“BTG”)

The Company used to hold an aggregate equity interest of approximately 15% of the outstanding shares of Homeinns (or 14,400,765 shares). Given the level of investment and the common directors on board of directors of both the Company and Homeinns, the Company applied equity method of accounting to account for the investment in Homeinns.

In December 2016, the Company consummated the share exchange transaction with BTG, a PRC company listed on the Shanghai Stock Exchange and is principally engaged in the management of hotels and tourism destinations. The Company exchanged its 15% equity interest in Homeinns in consideration for 104,901,899 ordinary shares of BTG with an exchange date fair value of RMB 2.5 billion. The share exchange was accounted for as the disposal of the Company’s investment in Homeinns and a gain with amount of RMB 1,369 million was recognized and reported in “Equity in income/(loss) of affiliates” in the statement of income and comprehensive income. In 2016, the total equity in income from Homeinns investment, including exchange gain and equity share of net income of Homeinns in 2016 before its disposal was RMB 1,409 million. After the transaction, the Company holds approximately 22% of BTG’s total outstanding shares and is entitled to appoint 1 out of 11 board of directors of BTG. The Company believes it has significant influence over BTG and therefore applied equity method to account for the investment in BTG on one quarter lag basis since the financial statements of BTG were not available within a sufficient time period.

Qunar

As disclosed in Note 2 “Acquisition”, the Company started to consolidate the financial statements of Qunar from December 31, 2015. Between October and December of 2015, the previously held equity interest of Qunar from the exchange transaction with Baidu was accounted for using equity method.

In 2015, the Company recognized the share of cumulative loss of Qunar with amount of RMB 2.4 billion, which primarily included the share based compensation charges recognized by Qunar during the period, The Company subsequently recognized a gain from the re-measurement of aforementioned previously held 48% equity interest of Qunar to its fair value on December 10, 2015, the date of the business combination with amount of RMB 2.4 billion, which included currency translation impact of RMB 0.4 billion. The Company reported such amount in equity in income/(loss) on affiliates, the same line item of the statement of income and comprehensive income in which the equity pick-up of Qunar’s results of operations is presented.

eLong

In May 2015, the Company entered into a share purchase agreement with certain selling shareholders, including Expedia, Inc. (“Expedia”), to acquire approximately 38% share capital of eLong, Inc. (“eLong”). The total consideration was approximately USD422 million. The Company has one out of eight board seats of eLong. The Company applies the equity method to account for the investment starting June 2015.

In May 2016, in connection with a consummated “going-private” transaction of eLong, eLong was reorganized and became the wholly owned subsidiary of E-dragon Holdings Limited (“E-dragon”) (“Reorganization”). All the ordinary shares and high-vote ordinary shares of eLong previously held by the Company and accounted for under equity method were converted into the ordinary shares and preferred shares of E-dragon respectively. The Company disposed its previously held investment in eLong at its carrying value and recognized the ordinary shares and preferred shares of E-dragon it obtained at their respective fair value on the date of transfer. The Company determined that the fair value of the ordinary shares and preferred shares of E-dragon approximated to the carrying value of its investment in eLong.

After the transaction, the Company applies equity method of accounting for its investment in E-dragon’s ordinary shares, it acquired on the date of transfer, on one quarter lag basis since the financial statements of E-dragon were not available within a sufficient time period. The preferred shares of E-dragon that the Company holds are redeemable and convertible and hence not considered as in substance common stocks and are classified as available-for-sale debt security.

The carrying amount and unrealized securities holding loss for investment in eLong during the year was as follows:

	2015	2016
		Before the Reorganization	After the Reorganization
	RMB	RMB	RMB
Investment cost	2,615,954,303	2,732,852,735	2,545,486,916
Transfer out to Available-for-sale investments	—	—	(1,778,322,045)
Foreign currency translation	116,898,432	70,917,988	33,536,784

Total investment cost	2,732,852,735	2,803,770,723	800,701,655

Value booked under equity method
Share of cumulative loss	(98,560,550)	(255,175,523)	(563,698,613)
Amortization of outside difference, net of tax	(2,146,788)	(3,108,284)	(1,864,970)

Total booked value under equity method.	(100,707,338)	(258,283,807)	(565,563,583)

Net book value	2,632,145,397	2,545,486,916	235,138,072

In 2016, out of the net loss of eLong of RMB 1,635 million, the Company recognized the loss, including the equity pick-up of RMB 722 million and dilution impact of RMB 1 million in “Equity in income/(loss) of affiliates” of the Comprehensive income statement.

Investment funds

In 2015 and 2016, the Company made some investments in several third party investment funds as their limited partners. The Company believes it has significant influence over these investment funds as a result of its involvement of the investment committee and participating in significant investment decisions, and therefore accounted for these investments under equity methods on one quarter lag basis. In 2015 and 2016, the share of cumulative losses of these investment funds was amounted to nil and Rmb 17 million.

The equity method loss from other equity method investments was RMB 77 million and RMB 67 million for 2015 and 2016, respectively.

Other than Qunar and eLong in 2015 and 2016 respectively, all other equity method investments are not considered individually material. And in an aggregate basis, the Company summarizes the condensed financial information of the Company’s equity investments as a group below in accordance with Rule 4-08 of Regulation S-X.

			Year ended December 31,
	2016		2015		2014
	eLong	Other equity investments	Qunar	Other equity investments	Equity investments
Operating data:
Revenue	1,895,409,404	5,917,850,003	841,814,520	7,069,224,177	6,667,675,419
Gross profit	997,644,227	4,785,282,088	537,240,212	1,581,396,551	1,280,767,842
Income from operations	(1,312,847,794)	155,471,096	(4,792,664,736)	(20,961,158)	646,012,004
Net income/(loss)	(1,635,384,928)	(62,190,299)	(4,917,200,749)	(189,461,030)	446,181,771
Net income/(loss) attributable to our equity method investments companies	(722,307,716)	(55,314,772)	(2,352,388,839)	(127,465,948)	66,427,909
Add: Equity dilution impact	(832,336)	11,027,933	—	(8,314,364)	20,577,432
Add: Gain/(loss) from disposal of equity investments, including the remeasurement gain/(loss) from previously held equtiy investments in step acquisitions	—	1,369,310,070	2,352,388,839	—	100,185,800
Equity in income/(loss) of affiliates	(723,140,052)	1,325,023,231	—	(135,780,312)	187,191,141

			As of December 31,
	2016		2015		2014
Balance sheet data:
Current assets	1,978,681,514	3,353,714,017	9,433,080,372	4,091,410,052	1,383,806,709
Long-term assets	454,710,971	17,298,415,142	1,072,464,782	10,102,034,376	9,377,157,121
Current liabilities.	1,687,293,575	11,595,906,780	10,442,341,153	4,043,523,264	1,771,565,291
Long-term liabilities.	15,970,032	1,650,938,946	93,019,969	466,730,372	3,549,170,630
Non-controlling interests.	15,512,748	1,944,540,518	5,282,358	76,928,317	15,188,000

Other-Cost method investments

The available-for-sale equity securities without readily determinable fair value are measured at cost. The carrying value of cost method investments was RMB 1 billion and RMB 0.9 billion as of December 31, 2015 and 2016 respectively. None of the investments individually is considered as material to the Group’s financial position.

In February 2016, the Company consummated a transaction to sell all its held 4% equity interest of Keystone, which was accounted for under cost method with the carrying value of RMB 167 million, to a third party institution for a total consideration of US$48 million (approximately RMB 316 million) which resulted in a gain of RMB 149 million as reported in “Other income/ (expense)” (Note 2).